Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 156,336	$ 161,911
Work in progress	33,588	39,744
Finished goods	129,621	145,839
Total inventories	$ 319,545	$ 347,494